Stock Warrants - Additional Information (Details)	May 07, 2021 USD ($)	Dec. 29, 2020 USD ($) $ / shares shares	Dec. 02, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 30, 2021 shares	Aug. 31, 2021 shares	Mar. 15, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 24, 2020 $ / shares	Dec. 31, 2019 Holder $ / shares shares	Dec. 31, 2018 $ / shares shares
Class Of Warrant Or Right [Line Items]
Issuance of warrants				28,597,994			10,681,327
Class of warrant or right, Intrinsic value							2,056,326
Warrants to purchase of common stock, exercise price | $ / shares				$ 0.96
Common Stock, Shares, Issued				298,160,160			255,233,559	1
Common stock, shares issued (in shares) | $ / shares				$ 0.00001				$ 0.00001
Envirotech Electric Vehicles Inc [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants							10,681,327
A D O M A N I Inc [Member]
Class Of Warrant Or Right [Line Items]
Class of Warrant or Right Unexercised						1,250,000
Second Closing [Member]
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants					19,166,667
ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants								10,681,327		7,556,323	7,556,323
Class of warrant or right, Intrinsic value								2,056,326
Warrants to purchase of common stock, exercise price | $ / shares								$ 1.33		$ 4.45	$ 4.45
Common Stock, Shares, Issued								112,670,580		73,125,538
Common stock, shares issued (in shares) | $ / shares								$ 0.00001		$ 0.00001
Gross proceeds from sale and issuance of common stock and warrants | $	$ 16,274,991
ADOMANI, INC. [Member] | First Closing [Member]
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants		8,625,001
Warrants to purchase of common stock, exercise price | $ / shares		$ 0.50
Common Stock, Shares, Issued		11,500,000
Gross proceeds from sale and issuance of common stock and warrants | $		$ 5,425,000
Share price, per share | $ / shares		$ 0.50
Proceeds net of offering costs | $		$ 5.3
ADOMANI, INC. [Member] | Second Closing [Member]
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants		19,166,670
Warrants to purchase of common stock, exercise price | $ / shares		$ 1.00
Common Stock, Shares, Issued		38,333,334
Gross proceeds from sale and issuance of common stock and warrants | $		$ 16,275,000
Share price, per share | $ / shares		$ 0.45
Common Stock [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants				28,597,994
Common Stock [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Common stock, shares issued (in shares) | $ / shares									$ 0.00001
Common Stock [Member] | Warrant [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants								10,681,327
Exchange Agreements [Member] | Common Stock [Member] | Warrant [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Number of securities called by warrants			5,499,997
Warrants to purchase of common stock, exercise price | $ / shares			$ 0.00001
Common Stock, Shares, Issued			27,499,985
Closing Date of Exchange			Dec. 04, 2020
First Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										199,659
Warrants to purchase of common stock, measurement price										5.00
Warrants to purchase of common stock, exercise price | $ / shares										$ 6.00
Second Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										350,000
Warrants to purchase of common stock, measurement price										5.00
Warrants to purchase of common stock, exercise price | $ / shares										$ 5.00
Third Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										1,250,000
Warrants to purchase of common stock, measurement price										1.00
Warrants to purchase of common stock, exercise price | $ / shares										$ 4.00
Fourth Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										750,001
Warrants to purchase of common stock, measurement price										3.21
Warrants to purchase of common stock, exercise price | $ / shares										$ 4.50
Number of warrant holder | Holder										3
Fifth Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										256,667
Warrants to purchase of common stock, measurement price										3.21
Warrants to purchase of common stock, exercise price | $ / shares										$ 3.75
Number of warrant holder | Holder										2
Sixth Issuance Of Warrants Or Rights [Member] | ADOMANI, INC. [Member]
Class Of Warrant Or Right [Line Items]
Issuance of warrants										4,749,996
Warrants to purchase of common stock, measurement price										3.29
Warrants to purchase of common stock, exercise price | $ / shares										$ 4.50
Number of warrant holder | Holder										11